UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075
                                                     ---------

                            UBS Sequoia Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    INVESTMENTS IN SECURITIES (189.04%)
                    COMMON STOCK (189.04%)
                    AEROSPACE/DEFENSE-EQUIPMENT (1.90%)
        14,200      AAR Corp. *                                                                                   $    430,828
                                                                                                                  ------------
                    APPLICATIONS SOFTWARE (3.36%)
        39,500      Moldflow Corp. *                                                                                   760,770
                                                                                                                  ------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.07%)
         1,400      Builders FirstSource, Inc. *                                                                        15,092
                                                                                                                  ------------
                    BUILDING - HEAVY CONSTRUCTION (3.79%)
        28,200      KHD Humboldt Wedag International, Ltd. *                                                           860,100
                                                                                                                  ------------
                    BUILDING - RESIDENTIAL/COMMERCIAL (0.07%)
         1,400      Hovnanian Enterprises, Inc *                                                                        15,526
                                                                                                                  ------------
                    CASINO (0.06%)
         1,400      PokerTek, Inc. *                                                                                    13,468
                                                                                                                  ------------
                    CHEMICALS - SPECIALTY (1.94%)
        14,100      Terra Industries, Inc. *                                                                           440,766
                                                                                                                  ------------
                    CIRCUIT BOARDS (3.06%)
        39,800      Merix Corp. *                                                                                      225,268
        40,500      TTM Technologies, Inc. *                                                                           468,585
                                                                                                                  ------------
                                                                                                                       693,853
                                                                                                                  ------------
                    COMMERCIAL SERVICES (5.40%)
        28,200      Steiner Leisure, Ltd. *                                                                          1,223,880
                                                                                                                  ------------
                    COMPUTER AIDED DESIGN (10.36%)
       134,800      Parametric Technology Corp. *,(a)                                                                2,348,216
                                                                                                                  ------------
                    COMPUTER SERVICES (0.09%)
         2,000      Tier Technologies, Inc. *                                                                           20,400
                                                                                                                  ------------
                    COMPUTERS - INTEGRATED SYSTEMS (2.89%)
        28,200      Cray, Inc. *                                                                                       203,040
         8,400      Intergral Systems Inc./Md                                                                          180,516
        21,900      Radisys Corp. *                                                                                    272,655
                                                                                                                  ------------
                                                                                                                       656,211
                                                                                                                  ------------
                    COMPUTERS - MEMORY DEVICES (0.76%)
        15,500      LaserCard Corp. *                                                                                  172,050
                                                                                                                  ------------
                    DIAGNOSTIC KITS (1.11%)
        24,000      Trinity Biotech PLC *                                                                              252,000
                                                                                                                  ------------
                    DISTRIBUTION/WHOLESALE (3.80%)
         7,100      Beacon Roofing Supply, Inc. *                                                                       72,562
       103,600      Bell Microproducts, Inc. *                                                                         644,392


                                                                                                                                   1


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    DISTRIBUTION/WHOLESALE (CONTINUED)
         6,900      Brightpoint, Inc. *                                                                           $    103,569
         7,600      Huttig Building Products, Inc. *                                                                    40,964
                                                                                                                  ------------
                                                                                                                       861,487
                                                                                                                  ------------
                    DRUG DELIVERY SYSTEMS (3.59%)
        41,200      Matrixx Initiatives, Inc. *                                                                        814,936
                                                                                                                  ------------
                    E-SERVICES/CONSULTING (1.12%)
         1,400      Saba Software, Inc. *                                                                                6,832
        42,300      SumTotal Systems, Inc. *                                                                           247,455
                                                                                                                  ------------
                                                                                                                       254,287
                                                                                                                  ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS (5.94%)
        56,400      Benchmark Electronics, Inc. *,(a)                                                                1,346,268
                                                                                                                  ------------
                    ENTERPRISE SOFTWARE/SERVICES (10.49%)
       141,100      Epicor Software Corp. *,(a)                                                                      1,942,947
        21,200      SYNNEX Corp. *                                                                                     435,872
                                                                                                                  ------------
                                                                                                                     2,378,819
                                                                                                                  ------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (5.26%)
        14,100      American Italian Pasta Co.                                                                         116,114
        30,900      J & J Snack Foods Corp.                                                                          1,075,938
                                                                                                                  ------------
                                                                                                                     1,192,052
                                                                                                                  ------------
                    HOME FURNISHINGS (3.12%)
         4,200      American Woodmark Corp.                                                                            104,118
        18,700      Hooker Furniture Corp.                                                                             374,374
        14,100      Stanley Furniture Co, Inc.                                                                         229,125
                                                                                                                  ------------
                                                                                                                       707,617
                                                                                                                  ------------
                    INTERNET INFRASTRUCTURE SOFTWARE (0.99%)
        56,400      Telecommunication Systems, Inc. *                                                                  225,036
                                                                                                                  ------------
                    MEDICAL - DRUGS (13.65%)
        26,700      Combinatorx, Inc. *                                                                                166,875
        14,100      Salix Pharmaceuticals, Ltd. *                                                                      175,122
       105,800      Sciele Pharma, Inc. *,(a)                                                                        2,752,916
                                                                                                                  ------------
                                                                                                                     3,094,913
                                                                                                                  ------------
                    MEDICAL - OUTPATIENT/HOME MEDICINE (0.24%)
         2,600      Radiation Therapy Services, Inc. *                                                                  54,132
                                                                                                                  ------------
                    MEDICAL INSTRUMENTS (0.67%)
         1,400      Natus Medical, Inc. *                                                                               22,316
        18,400      Thermage, Inc. *                                                                                   130,272
                                                                                                                  ------------
                                                                                                                       152,588
                                                                                                                  ------------



                                                                                                                                   2


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    MEDICAL LASER SYSTEMS (0.98%)
         8,500      Cutera, Inc. *                                                                                $    222,785
                                                                                                                  ------------
                    MEDICAL PRODUCTS (18.83%)
         4,200      Artes Medical, Inc. *                                                                               16,632
         4,300      NMT Medical, Inc. *                                                                                 34,271
        70,500      Orthofix International NV. *,(a)                                                                 3,452,385
        32,400      Syneron Medical, Ltd. *                                                                            765,936
                                                                                                                  ------------
                                                                                                                     4,269,224
                                                                                                                  ------------
                    NON-FERROUS METALS (4.33%)
        16,900      Cameco Corp.                                                                                       781,456
        21,200      Uranium Resources, Inc. *                                                                          199,068
                                                                                                                  ------------
                                                                                                                       980,524
                                                                                                                  ------------
                    OFFICE EQUIPMENT (1.66%)
        21,200      Knoll, Inc.                                                                                        376,088
                                                                                                                  ------------
                    PRINTING - COMMERCIAL (2.69%)
        28,200      Cenveo, Inc. *                                                                                     609,966
                                                                                                                  ------------
                    PUBLISHING - NEWSPAPERS (0.27%)
        14,100      Journal Register Company                                                                            33,840
         1,400      The McClatchy Company - Class A                                                                     27,972
                                                                                                                  ------------
                                                                                                                        61,812
                                                                                                                  ------------
                    RECREATIONAL CENTERS (0.95%)
        14,100      Town Sports International Holding *                                                                214,461
                                                                                                                  ------------
                    RENTAL AUTO/EQUIPMENT (1.13%)
        14,100      Rent-A-Center, Inc. *                                                                              255,633
                                                                                                                  ------------
                    RESEARCH & DEVELOPMENT (5.71%)
        44,000      PRA International *                                                                              1,293,600
                                                                                                                  ------------
                    RESPIRATORY PRODUCTS (7.48%)
        35,300      Respironics, Inc. *,(a)                                                                          1,695,459
                                                                                                                  ------------
                    RETAIL - APPAREL/SHOE (18.55%)
        42,300      Bebe Stores, Inc.                                                                                  618,849
        28,200      Charlotte Russe Holding, Inc. *                                                                    412,848
        20,800      Christopher & Banks Corp.                                                                          252,096
        17,600      Collective Brands, Inc. *                                                                          388,256
        33,500      New York & Co. Inc. *                                                                              204,350
        70,500      Stage Stores, Inc. (a)                                                                           1,285,215
         1,400      Stein Mart, Inc.                                                                                    10,654
         1,400      The Dress Barn, Inc. *                                                                              23,814
        56,400      The Finish Line, Inc.                                                                              244,776
       197,500      The Wet Seal, Inc. *                                                                               764,325
                                                                                                                  ------------
                                                                                                                     4,205,183
                                                                                                                  ------------



                                                                                                                                   3


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    RETAIL - AUTOMOBILE (3.14%)
        21,200      Group 1 Automotive, Inc.                                                                      $    711,684
                                                                                                                  ------------
                    RETAIL - DISCOUNT (4.31%)
       108,700      Tuesday Morning Corp.                                                                              977,213
                                                                                                                  ------------
                    RETAIL - HOME FURNISHINGS (1.32%)
        28,200      Haverty Furniture Companies, Inc.                                                                  247,314
        41,500      Kirkland's, Inc. *                                                                                  52,705
                                                                                                                  ------------
                                                                                                                       300,019
                                                                                                                  ------------
                    RETAIL - MUSIC STORE (0.96%)
        47,700      Trans World Entertainment Corp. *                                                                  218,466
                                                                                                                  ------------
                    RETAIL - REGIONAL DEPARTMENT STORES (1.41%)
        14,100      The Bon-Ton Stores, Inc.                                                                           320,352
                                                                                                                  ------------
                    RETAIL - RESTAURANTS (0.62%)
        35,300      Krispy Kreme Doughnuts, Inc. *                                                                     141,200
                                                                                                                  ------------
                    RETAIL - TOY STORE (2.87%)
        36,600      Build-A-Bear-Workshop, Inc. *                                                                      650,016
                                                                                                                  ------------
                    SEMICONDUCTOR EQUIPMENT (2.81%)
        56,400      GSI Group, Inc. *                                                                                  637,320
                                                                                                                  ------------
                    TELECOMMUNICATIONS EQUIPMENT (15.69%)
        24,000      Anaren, Inc. *                                                                                     338,400
        56,400      Comtech Telecommunications Corp. *,(a)                                                           3,016,836
        43,000      Symmetricom, Inc. *                                                                                202,100
                                                                                                                  ------------
                                                                                                                     3,557,336
                                                                                                                  ------------
                    TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (0.06%)
         1,000      Oplink Communications, Inc. *                                                                       13,660
                                                                                                                  ------------
                    THERAPEUTICS (0.40%)
         7,100      Osiris Therapeutics, Inc. *                                                                         91,448
                                                                                                                  ------------
                    VITAMINS & NUTRITION PRODUCTS (2.34%)
        42,800      Natures Sunshine Products, Inc.                                                                    531,576
                                                                                                                  ------------
                    WIRE & CABLE PRODUCTS (1.44%)
        21,200      Insteel Industries, Inc.                                                                           325,420
                                                                                                                  ------------
                    WIRELESS EQUIPMENT (5.36%)
        35,300      EMS Technologies, Inc. *                                                                           865,909
        11,300      ViaSat, Inc. *                                                                                     348,379
                                                                                                                  ------------
                                                                                                                     1,214,288
                                                                                                                  ------------
                    TOTAL COMMON STOCK (Cost $37,589,307)                                                           42,860,028
                    INVESTMENTS IN SECURITIES (Cost $37,589,307)                                                    42,860,028
                                                                                                                  ------------



                                                                                                                                   4


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((49.32)%)
                    COMMON STOCK SOLD, NOT YET PURCHASED ((49.32)%)
                    APPAREL MANUFACTURERS ((3.57)%)
       (14,100)     Guess ?, Inc. *                                                                               $   (691,323)
        (2,800)     Volcom, Inc. *                                                                                    (119,056)
                                                                                                                  ------------
                                                                                                                      (810,379)
                                                                                                                  ------------
                    BEVERAGES - NON-ALCOHOLIC ((0.68)%)
        (2,700)     Hansen Natural Corp. *                                                                            (153,036)
                                                                                                                  ------------
                    BROADCAST SERVICES/PROGRAMMING ((1.06)%)
        (9,900)     4Kids Entertainment, Inc. *                                                                       (174,141)
        (2,800)     DG FastChannel, Inc. *                                                                             (66,024)
                                                                                                                  ------------
                                                                                                                      (240,165)
                                                                                                                  ------------
                    BUILDING MAINTENANCE & SERVICE ((0.61)%)
        (5,400)     Integrated Electrical Services, Inc. *                                                            (138,294)
                                                                                                                  ------------
                    BUILDING PRODUCTS - DOORS & WINDOWS ((0.23)%)
        (2,000)     Apogee Enterprises, Inc *                                                                          (51,880)
                                                                                                                  ------------
                    CHEMICALS - SPECIALTY ((0.93)%)
        (5,600)     Penford Corp. *                                                                                   (211,120)
                                                                                                                  ------------
                    COMMERCIAL SERVICES - FINANCE ((2.30)%)
       (11,300)     Bankrate, Inc. *                                                                                  (521,156)
                                                                                                                  ------------
                    COMPUTER AIDED DESIGN ((1.70)%)
       (11,300)     Ansys, Inc. *                                                                                     (386,121)
                                                                                                                  ------------
                    COMPUTERS - PERIPHERAL EQUIPMENT ((1.51)%)
        (7,100)     Sigma Designs, Inc. *                                                                             (342,504)
                                                                                                                  ------------
                    CONSULTING SERVICES ((0.85)%)
        (2,600)     Corporate Executive Board Company *                                                               (193,024)
                                                                                                                  ------------
                    COSMETICS & TOILETRIES ((0.14)%)
        (2,600)     Physicians Formula Holdings, Inc. *                                                                (30,498)
                                                                                                                  ------------
                    E-COMMERCE/PRODUCTS (0.00%)
        (4,700)     Odimo, Inc. *                                                                                         (893)
                                                                                                                  ------------
                    E-SERVICES/CONSULTING ((0.33)%)
        (2,800)     GSI Commerce, Inc. *                                                                               (74,480)
                                                                                                                  ------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.33)%)
        (2,700)     Plexus Corp. *                                                                                     (73,980)
                                                                                                                  ------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.21)%)
        (2,100)     Lance, Inc. *                                                                                      (48,342)
                                                                                                                  ------------
                    FOOTWEAR & RELATED APPAREL ((2.52)%)
        (8,500)     CROCS, Inc. *                                                                                     (571,625)
                                                                                                                  ------------



                                                                                                                                   5


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    IDENTIFICATION SYSTEMS/DEVICES ((0.47)%)
        (5,600)     L-1 Identity Solutions, Inc. *                                                                $   (105,560)
                                                                                                                  ------------
                    INTERNET SECURITY ((1.76)%)
       (11,300)     Vasco Data Security International *                                                               (399,003)
                                                                                                                  ------------
                    MEDICAL - BIOMEDICAL/GENETICS ((0.09)%)
        (1,400)     Savient Pharmaceuticals, Inc. *                                                                    (20,370)
                                                                                                                  ------------
                    MEDICAL - DRUGS ((3.45)%)
        (5,400)     Adams Respiratory Therapeutics, Inc *                                                             (208,116)
        (7,100)     Xenoport, Inc. *                                                                                  (334,055)
       (18,300)     Zymogenetics, Inc. *                                                                              (238,815)
                                                                                                                  ------------
                                                                                                                      (780,986)
                                                                                                                  ------------
                    MEDICAL - IMAGING SYSTEMS ((0.71)%)
        (8,400)     IRIS International, Inc. *                                                                        (161,280)
                                                                                                                  ------------
                    PHYSICAL THERAPY/REHAB CENTERS ((0.35)%)
        (5,400)     U.S. Physical Therapy, Inc. *                                                                      (79,920)
                                                                                                                  ------------
                    RESEARCH & DEVELOPMENT ((0.19)%)
        (2,800)     Albany Molecular Research, Inc. *                                                                  (42,280)
                                                                                                                  ------------
                    RETAIL - APPAREL/SHOE ((1.58)%)
        (1,400)     Lululemon Athletica, Inc. *                                                                        (58,842)
       (12,200)     Stage Stores, Inc *                                                                               (222,406)
        (3,200)     The Children's Place Retail Stores, Inc. *                                                         (77,696)
                                                                                                                  ------------
                                                                                                                      (358,944)
                                                                                                                  ------------
                    RETAIL - COMPUTER EQUIPMENT ((0.31)%)
        (5,700)     PC Connection, Inc. *                                                                              (71,250)
                                                                                                                  ------------
                    RETAIL - DISCOUNT ((1.30)%)
        (9,900)     Big Lots, Inc. *                                                                                  (295,416)
                                                                                                                  ------------
                    RETAIL - MAIL ORDER ((0.39)%)
        (2,700)     Williams-Sonoma, Inc. *                                                                            (88,074)
                                                                                                                  ------------
                    RETAIL - RESTAURANTS ((0.23)%)
        (2,800)     Einstein Noah Restaurant Group, Inc. *                                                             (52,472)
                                                                                                                  ------------
                    RETAIL - SPORTING GOODS ((8.60)%)
        (5,600)     Cabela's, Inc. *                                                                                  (132,440)
        (5,600)     Dick's Sporting Goods, Inc. *                                                                     (376,040)
       (32,500)     Zumiez, Inc. *                                                                                  (1,442,025)
                                                                                                                  ------------
                                                                                                                    (1,950,505)
                                                                                                                  ------------
                    SCHOOLS ((0.22)%)
        (4,100)     INVESTools, Inc. *                                                                                 (49,569)
                                                                                                                  ------------



                                                                                                                                   6


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


      SHARES                                                                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    SEMICONDUCTOR EQUIPMENT ((0.85)%)
        (7,100)     Novellus Systems, Inc. *                                                                      $   (193,546)
                                                                                                                  ------------
                    TELECOMMUNICATIONS EQUIPMENT ((7.34)%)
       (28,200)     Comtech Telecommunications Corp. *                                                              (1,508,418)
          (700)     NMS Communications Corp. *                                                                            (861)
        (5,400)     Plantronics, Inc. *                                                                               (154,170)
                                                                                                                  ------------
                                                                                                                    (1,663,449)
                                                                                                                  ------------
                    TEXTILE - APPAREL ((0.69)%)
        (5,600)     Perry Ellis International, Inc. *                                                                 (155,176)
                                                                                                                  ------------
                    THERAPEUTICS ((0.65)%)
       (14,100)     Altus Pharmaceuticals, Inc. *                                                                     (147,909)
                                                                                                                  ------------
                    TRANSACTIONAL SOFTWARE ((1.04)%)
        (5,600)     Synchronoss Technologies, Inc. *                                                                  (235,536)
                                                                                                                  ------------
                    WIRE & CABLE PRODUCTS ((0.62)%)
        (5,600)     Encore Wire Corp. *                                                                               (140,728)
                                                                                                                  ------------
                    X-RAY EQUIPMENT ((1.51)%)
        (5,600)     Hologic, Inc. *                                                                                   (341,600)
                                                                                                                  ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(8,772,711))                                 (11,181,070)
                                                                                                                  ------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(8,772,711))                                     (11,181,070)
                                                                                                                  ------------
       TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 139.72%                            31,678,958
                                                                                                                  ------------
       OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (39.72%)                                                      (9,006,265)
                                                                                                                  ------------
       TOTAL NET ASSETS -- 100.00%                                                                                $ 22,672,693
                                                                                                                  ============
*   Non-income producing security.
(a) Partially or wholly held ($13,928,074 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.




                                                                                                                                   7

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007


-------------------------------------------------------------------------------------------------------
                                                                          SEPTEMBER 30, 2007
INVESTMENTS IN SECURITIES - BY INDUSTRY                              PERCENTAGE OF NET ASSETS (%)
-------------------------------------------------------------------------------------------------------
Aerospace/Defense-Equipment                                                      1.90
-------------------------------------------------------------------------------------------------------
Apparel Manufacturers                                                           (3.57)
-------------------------------------------------------------------------------------------------------
Applications Software                                                            3.36
-------------------------------------------------------------------------------------------------------
Beverages - Non-Alcoholic                                                       (0.68)
-------------------------------------------------------------------------------------------------------
Broadcast Services/Programming                                                  (1.06)
-------------------------------------------------------------------------------------------------------
Building & Construction Products - Miscellaneous                                 0.07
-------------------------------------------------------------------------------------------------------
Building - Heavy Construction                                                    3.79
-------------------------------------------------------------------------------------------------------
Building Maintenance & Service                                                  (0.61)
-------------------------------------------------------------------------------------------------------
Building Products - Doors & Windows                                             (0.23)
-------------------------------------------------------------------------------------------------------
Building - Residential/Commercial                                                0.07
-------------------------------------------------------------------------------------------------------
Casino                                                                           0.06
-------------------------------------------------------------------------------------------------------
Chemicals - Specialty                                                            1.01
-------------------------------------------------------------------------------------------------------
Circuit Boards                                                                   3.06
-------------------------------------------------------------------------------------------------------
Commercial Services                                                              3.10
-------------------------------------------------------------------------------------------------------
Computer Aided Design                                                            8.66
-------------------------------------------------------------------------------------------------------
Computers - Peripheral Equipment                                                (1.51)
-------------------------------------------------------------------------------------------------------
Computers Services                                                               0.09
-------------------------------------------------------------------------------------------------------
Computers - Intregrated Systems                                                  2.89
-------------------------------------------------------------------------------------------------------
Computers - Memory Devices                                                       0.76
-------------------------------------------------------------------------------------------------------
Consulting Services                                                             (0.85)
-------------------------------------------------------------------------------------------------------
Cosmetics & Toiletries                                                          (0.14)
-------------------------------------------------------------------------------------------------------
Diagnostic Kits                                                                  1.11
-------------------------------------------------------------------------------------------------------
Distribution/Wholesale                                                           3.80
-------------------------------------------------------------------------------------------------------
Drug Delivery Systems                                                            3.59
-------------------------------------------------------------------------------------------------------
E-Commerce/Products                                                              0.00
-------------------------------------------------------------------------------------------------------
E-Services/Consulting                                                            0.79
-------------------------------------------------------------------------------------------------------
Electronic Components - Miscellaneous                                            5.61
-------------------------------------------------------------------------------------------------------
Enterprise Software/Services                                                    10.49
-------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                                                 5.05
-------------------------------------------------------------------------------------------------------
Footware & Related Apparel                                                      (2.52)
-------------------------------------------------------------------------------------------------------
Home Furnishings                                                                 3.12
-------------------------------------------------------------------------------------------------------
Identification Systems/Devices                                                  (0.47)
-------------------------------------------------------------------------------------------------------
Internet Security                                                               (1.76)
-------------------------------------------------------------------------------------------------------
Internet Infrastructure Software                                                 0.99
-------------------------------------------------------------------------------------------------------
Medical - Biomedical/Genetics                                                   (0.09)
-------------------------------------------------------------------------------------------------------
Medical - Drugs                                                                 10.20
-------------------------------------------------------------------------------------------------------
Medical - Imaging Systems                                                       (0.71)
-------------------------------------------------------------------------------------------------------
Medical Outpatient/Home Medical                                                  0.24
-------------------------------------------------------------------------------------------------------
Medical Instruments                                                              0.67
-------------------------------------------------------------------------------------------------------
Medical Laser Systems                                                            0.98
-------------------------------------------------------------------------------------------------------
Medical Products                                                                18.83
-------------------------------------------------------------------------------------------------------
Non-Ferrous Metals                                                               4.33
-------------------------------------------------------------------------------------------------------
Office Equipment                                                                 1.66
-------------------------------------------------------------------------------------------------------
Printing - Commercial                                                            2.69
-------------------------------------------------------------------------------------------------------
Physical Therapy/Rehab Centers                                                  (0.35)
-------------------------------------------------------------------------------------------------------
Publishing - Newspapers                                                          0.27
-------------------------------------------------------------------------------------------------------



                                                                                                      8

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

-------------------------------------------------------------------------------------------------------
Recreational Centers                                                             0.95
-------------------------------------------------------------------------------------------------------
Rental Auto/Equipment                                                            1.13
-------------------------------------------------------------------------------------------------------
Research & Development                                                           5.52
-------------------------------------------------------------------------------------------------------
Respiratory Products                                                             7.48
-------------------------------------------------------------------------------------------------------
Retail - Apparel/Shoe                                                           16.97
-------------------------------------------------------------------------------------------------------
Retail - Automotive                                                              3.14
-------------------------------------------------------------------------------------------------------
Retail - Computer Equipment                                                     (0.31)
-------------------------------------------------------------------------------------------------------
Retail - Discount                                                                3.01
-------------------------------------------------------------------------------------------------------
Retail - Home Furnishings                                                        1.32
-------------------------------------------------------------------------------------------------------
Retail - Mail Order                                                             (0.39)
-------------------------------------------------------------------------------------------------------
Retail - Music Store                                                             0.96
-------------------------------------------------------------------------------------------------------
Retail - Regional Department Stores                                              1.41
-------------------------------------------------------------------------------------------------------
Retail - Restaurants                                                             0.39
-------------------------------------------------------------------------------------------------------
Retail - Sporting Goods                                                         (8.60)
-------------------------------------------------------------------------------------------------------
Retail - Toy Store                                                               2.87
-------------------------------------------------------------------------------------------------------
Schools                                                                         (0.22)
-------------------------------------------------------------------------------------------------------
Semiconductor Equipment                                                          1.96
-------------------------------------------------------------------------------------------------------
Telecommunications Equipment                                                     8.35
-------------------------------------------------------------------------------------------------------
Telecommunications Equipment Fiber Optics                                        0.06
-------------------------------------------------------------------------------------------------------
Textile - Apparel                                                               (0.69)
-------------------------------------------------------------------------------------------------------
Therapeutics                                                                    (0.25)
-------------------------------------------------------------------------------------------------------
Transport - Rail                                                                (1.04)
-------------------------------------------------------------------------------------------------------
Vitamins & Nutrition Products                                                    2.34
-------------------------------------------------------------------------------------------------------
Wire & Cable Products                                                            0.82
-------------------------------------------------------------------------------------------------------
Wireless Equipment                                                               5.36
-------------------------------------------------------------------------------------------------------
X-Ray Equipment                                                                 (1.51)
-------------------------------------------------------------------------------------------------------



                                                                                                      9

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Sequoia Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer

Date                       November 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.